Summary of Significant Accounting Policies - Schedule of Shares Subject to Redemption (Details) - Class A ordinary shares subject to redemption - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Shares Subject to Redemption [Line Items]
Gross proceeds, Shares				16,000,000
Gross proceeds, Amount				$ 160,000,000
Proceeds allocated to Public Warrants, Shares
Proceeds allocated to Public Warrants, Amount				$ (2,080,000)
Proceeds allocated to the Over-Allotment Option, Shares
Proceeds allocated to the Over-Allotment Option, Amount				$ (169,119)
Class A Ordinary Shares issuance costs, Shares
Class A Ordinary Shares issuance costs, Amount				$ (10,024,214)
Accretion of carrying value to redemption value, Shares
Accretion of carrying value to redemption value, Amount	$ (3,372,652)	$ 1,513,878	$ 6,998,961	$ 16,680,349
Class A Ordinary Shares subject to possible redemption, Shares	3,923,923	16,000,000	16,000,000	16,000,000
Class A Ordinary Shares subject to possible redemption, Amount	$ 42,874,392	$ 172,919,855	$ 171,405,977	$ 164,407,016